Share Capital - Components of Common Shares Issued and Outstanding (Detail) - shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common shares	120,842,448	120,247,647	119,909,016
Total common shares outstanding including convertible equity instruments	129,173,902	129,957,545
DSU Plan [Member]
Class of Stock [Line Items]
Securities convertible into common shares	260,398	244,526
Stock options [Member]
Class of Stock [Line Items]
Securities convertible into common shares	8,071,056	9,465,372